Investment in Weibo	12 Months Ended
Dec. 31, 2013
Investment in Weibo
Investment in Weibo

7. Investment in Weibo

On April 29, 2013 (the “Transaction Date”), a wholly owned subsidiary of Alibaba Group Holding Limited (“Alibaba”) invested $585.8 million to purchase 30.0 million of preferred shares and 4.8 million of ordinary shares of Weibo, representing an ownership interest of 18% on a fully diluted basis. The Company, through its subsidiary, also granted an option to Alibaba to enable it to purchase additional ordinary shares of Weibo to increase its ownership up to 30% on a fully-diluted basis.

Preferred Shares

As of the Transaction Date, the fair value of preferred shares was $481.0 million. The Company determined that both redemption and conversion features did not meet the criteria under ASC 815 for bifurcation and, therefore, were not accounted for as an embedded derivative. No beneficial conversion feature charge was recognized for the issuance of preferred shares as the estimated fair value of the ordinary shares was equal to or less than the conversion price on the date of issuance. Due to the liquidation event not considered probable as of the balance sheet dates, no accretion was recorded to adjust the carrying amount of the preferred shares.

The following is a list of key terms of the preferred shares:

Liquidation Preference.  In the event of a “Liquidation Event,” which includes the liquidation, dissolution or winding up of Weibo, or if authorized and approved by the board of directors of the Company, (i) a change of control of Weibo, (ii) the sale of all or substantially all of Weibo’s assets and, properties, (iii) the exclusive license of all or substantially all of Weibo’s intellectual property, or (iv) merger or consolidation of Weibo, the holder(s) of preferred shares are entitled to cause Weibo to redeem or repurchase the preferred shares at an aggregate price equal to the higher of (x) the aggregate amount which the preferred shares would have received if the preferred shares had been converted into ordinary shares immediately prior to such Liquidation Event and (y) the aggregate subscription price for the preferred shares paid by Alibaba in April 2013. The preferred shares held by Alibaba are accounted for as non-controlling interests classified under permanent equity in the Company’s consolidated balance sheets, as a redemption resulting from a Liquidation Event is subject to the approval by the board of directors of the Company.

Redemption.  The preferred shares are not redeemable, unless resulting from a Liquidation Event as noted above.

Conversion.  Each preferred share is convertible, at the option of the holder thereof, at any time on a one-for-one basis, and without the payment of additional consideration by the holder, and is subject to adjustment from time to time on a weighted average basis upon (i) the issuance of additional equity shares for a consideration per share, convertible into equity shares, at a price per share less than the conversion price, (ii) a split, subdivision, recapitalization or similar event impacting the outstanding ordinary shares of Weibo, or a consolidation, reverse split or combination of the outstanding ordinary shares of Weibo; or (iii) a merger, consolidation or other business combination, or a reclassification, reorganization, recapitalization, statutory share exchange or similar capital reorganization of the ordinary shares of Weibo. Each preferred share will be automatically converted into ordinary shares of Weibo upon the consummation of a qualified initial public offering of Weibo based on the then-effective conversion price.

Voting Rights.  Each holder of the preferred shares is entitled to cast the number of votes equal to the number of ordinary shares on an as- converted basis.

Dividend.  Each holders of the preferred shares is entitled to receive dividends or distributions on an as-converted basis, at a rate equal to the dividends declared and paid on the ordinary shares, payable at the same time when, as, and if declared by Weibo. As long as any preferred shares shall remain outstanding, Weibo shall not directly or indirectly pay or declare any dividend or make any distribution upon, whether in cash, in property or in shares of the capital of Weibo, any ordinary shares unless and until the dividend payable to the holders of the preferred shares is first paid in full.

Others.  The preferred shares terms include various other provisions typical of preferred share investments, such as rights of first offer, pre- emptive rights and registration rights.

Ordinary shares

The ordinary shares held by Alibaba were recognized as non-controlling interests and classified under permanent equity in the Company’s consolidated balance sheets at an initial fair value of $54.2 million as of the Transaction Date, which were purchased by Alibaba directly from the employees’ ordinary shares or Weibo, which repurchased vested employee options. In order to facilitate the transaction, Weibo issued its ordinary shares to Alibaba on the Transaction Date and then repurchased the 3.5 million vested options from employees subsequent to the Transaction Date. The consideration for both the ordinary shares and vested options were paid to Weibo first and then paid/to be paid to the employees subsequently. The employees sold their shares and vested options above the current fair value and the difference between the proceeds received by the employees and the fair value of the shares or vested options sold was considered to be compensation for their past services in accordance with ASC 718-20. Therefore, a stock-based compensation of $27.1 million was recorded for the year ended December 31, 2013.  As of December 31, 2013, consideration for the ordinary shares and vested options had not been fully paid and the remaining balance was included in accrued liabilities.

Option Liability

The Company, through its subsidiary, granted an option to Alibaba to enable it to purchase additional ordinary shares and increase its ownership in Weibo up to 30% on a fully-diluted basis. The call option shall expire immediately upon the earlier of the consummation of (i) any sale of shares by Alibaba of more than 25%, determined in the aggregate with all prior sales, of the acquired shares and (ii) the full exercise of the call option. Alibaba has the right to exercise the option, in whole or in part, at any time, commencing on the Transaction Date and ending on the consummation of a qualified IPO of Weibo. The exercise price of the option shall be equal to the lower of (i) an amount that represents a 15% discount to the IPO offering price per ordinary share in a qualified IPO offering and (ii) a price per ordinary share that implies an equity valuation (exclusive of the purchase price to be paid by Alibaba for these ordinary shares) of $5.5 billion for Weibo on a fully diluted basis.

In accordance with US GAAP, the option is deemed legally detachable and separately exercisable from the preferred and ordinary shares and, thus, accounted for as a freestanding instrument. As the strike price of the call option may be adjusted by the occurrence of a qualified IPO of Weibo, if any, it is not considered indexed to Weibo’s own stock. Accordingly, the call option was recorded as an investor option liability valued at $50.6 million in the consolidated balance sheets as of the Transaction Date and is marked to market each reporting period. For the year ended December 31, 2013, $21.1 million of gain was recognized based on a subsequent change in fair value in the Company’s consolidated statements of comprehensive income (loss).

The Company used the income approach to derive the fair values of the preferred shares and ordinary shares granted to Alibaba as of the Transaction Date. When using the income approach, the Company applied the discounted cash flow analysis based on the Company’s projected cash flow using management’s best estimate as of the Transaction Date. Determination of the estimated fair values requires complex and subjective judgments due to Weibo’s limited financial and operating history, unique business risks and limited public information on companies in China similar to the business of Weibo. The Company utilized the Binominal option pricing model to determine the fair value of the option liability, which was measured using significant unobservable input (level 3) and required an assessment of probability for each exercise scenario. These assumptions are subjective and have inherent uncertainties. Changes in these estimates and assumptions could materially impact our financial position and results of operations.

Share Ownership

As of December 31, 2013, the share ownership of Weibo on an “if-converted” basis was as follows:

Shareholder Name	Shares Type	Ownership Percentage
SINA	Ordinary shares	77.6%
Alibaba	Preferred shares	16.7%
	Ordinary shares	2.7%
Others	Ordinary shares	3.0%
Total		100.0%

The Company has been the controlling shareholder of Weibo from inception and has consolidated Weibo’s financial results for the periods presented.

Amount due from Weibo

During 2013, the Company restructured its social media business to accommodate an investment in Weibo. As part of the restructuring, the Company transferred to Weibo certain assets and liabilities associated with the Weibo business. Weibo was made liable for a $250.0 million loan payable to SINA as of April 29, 2013, plus applicable interest payments and any additional outlay subsequent to the Transaction Date. The loan interest was calculated based on actual spending incurred by the Company for the development of Weibo business at each period end at prevailing market interest rate by reference to the three month fixed-deposit rate of The People’s Bank of China, which ranged from 2.55% to 3.05%. The loans are repayable upon demand by SINA, but there is an understanding between the Company and Weibo that the loans would be repaid upon the completion of the initial public offering of Weibo. There is no written loan agreement signed between the Company and Weibo. Currently, the loan, along with other inter-company transactions, has been eliminated in the consolidated financial statements.

Strategic Alliance

On April 29, 2013, affiliated entities of the Company, including a PRC subsidiary of Weibo, formed a strategic alliance with affiliated entities of Alibaba, a related party, to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo’s users. For 2013, Weibo derived $49.1 million in advertising and marketing revenues from Alibaba since the strategic alliance. Prior to the strategic alliance, Alibaba purchased advertising from the Company and continued to do so subsequently. For 2013, apart from the revenue generated on Weibo, the Company recognized $20.0 million revenue from Alibaba since the strategic alliance.